7. Earnings Per Share (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss	$ (429,832)	$ (123,268)	$ (8,626)	$ (689,664)	$ (155,000)	$ (1,531,095)
Weighted average shares outstanding - basic	40,633,327	34,687,243	31,768,822	40,569,515	34,451,477	36,241,821
Basic and diluted loss per share	$ (0.0106)	$ (0.0036)	$ (.0003)	$ (0.0170)	$ (0.0045)	$ (.0422)